Share Capital (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Share Capital Abstract
Stock option exercises, shares	220,000	453,000
Stock option exercises, value	$ 198	$ 536
Warrant exercises, shares	15,000	1,954,011
Warrant exercises, value	$ 21	$ 3,121